Income Tax (Expense) Recovery	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax (Expense) Recovery
16.	Income Tax (Expense) Recovery

The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
Current	(2,630)	(3,398)	(2,828)	(6,563)
Deferred	1,878	205	3,071	572

Income tax (expense) recovery	(752)	(3,193)	243	(5,991)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2014 to June 30, 2015:

Balance of unrecognized tax benefits as at January 1, 2015	$20,335
Increase for positions related to the current period	1,802
Decrease related to statute of limitations	(1,447)

Balance of unrecognized tax benefits as at June 30, 2015	$20,690

The majority of the net increase for positions for the six months ended June 30, 2015 relates to potential tax on freight income.

The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.